Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Segment Information
Operating revenues	$ 5,180,471		$ 4,986,829		$ 5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,041,142		1,911,554		1,870,663
Selling, general and administrative expense	2,011,861		2,011,772		1,964,431
Adjusted OIBDA	1,127,468	[1]	1,063,503	[1]	1,184,849	[1]
Depreciation, amortization and accretion expense	765,776		755,649		744,247
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(810)		11,763		18,758
Operating income (loss)	362,502		296,091		407,844
Equity in earnings of unconsolidated entities	82,538		98,074		90,732
Gain on investment	24,103
Investments in unconsolidated entities	173,710		197,922		203,799
Total assets	8,201,005		7,696,117		7,575,312
Capital expenditures	971,759		739,222		657,817
U.S. Cellular
Business Segment Information
Operating revenues	4,343,346		4,177,681		4,213,880
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,711,679		1,597,912		1,545,847
Selling, general and administrative expense	1,779,203		1,796,624		1,747,404
Adjusted OIBDA	852,464	[1]	783,145	[1]	920,629	[1]
Depreciation, amortization and accretion expense	573,557		570,955		564,935
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)		10,717		16,169
Operating income (loss)	280,780		201,473		325,525
Equity in earnings of unconsolidated entities	83,566		97,318		96,800
Gain on investment	11,373
Investments in unconsolidated entities	138,096		160,847		161,481
Total assets	6,327,976		5,875,549	[2]	5,716,848	[2]
Capital expenditures	782,526		583,134		546,758
TDS Telecom ILEC
Business Segment Information
Operating revenues	644,991		617,394		599,527
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	215,093		196,298		194,030
Selling, general and administrative expense	173,949		173,020		170,505
Adjusted OIBDA	255,949	[1]	248,076	[1]	234,992	[1]
Depreciation, amortization and accretion expense	158,554		149,375		142,913
(Gain) loss on asset disposals and exchanges, net	1,158		769		1,949
Operating income (loss)	96,237		97,932		90,130
Equity in earnings of unconsolidated entities	8		13		17
Investments in unconsolidated entities	3,808		3,806		3,660
Total assets	1,585,240		1,478,085		1,463,275
Capital expenditures	168,801		137,002		98,297
TDS Telecom CLEC
Business Segment Information
Operating revenues	180,332		187,984		199,375
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	91,348		96,934		104,057
Selling, general and administrative expense	64,509		64,107		67,108
Adjusted OIBDA	24,475	[1]	26,943	[1]	28,210	[1]
Depreciation, amortization and accretion expense	21,976		24,679		24,403
(Gain) loss on asset disposals and exchanges, net	85		362		452
Operating income (loss)	2,414		1,902		3,355
Total assets	118,231		123,762		125,508
Capital expenditures	22,361		20,303		22,240
TDS Telecom ILEC CLEC Eliminations
Business Segment Information
Operating revenues	(9,935)		(9,536)		(9,050)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(8,238)		(8,848)		(7,979)
Selling, general and administrative expense	(1,697)		(688)		(1,071)
TDS Telecom
Business Segment Information
Operating revenues	815,388		795,842		789,852
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	298,203		284,384		290,108
Selling, general and administrative expense	236,761		236,439		236,542
Adjusted OIBDA	280,424	[1]	275,019	[1]	263,202	[1]
Depreciation, amortization and accretion expense	180,530		174,054		167,316
(Gain) loss on asset disposals and exchanges, net	1,243		1,131		2,401
Operating income (loss)	98,651		99,834		93,485
Equity in earnings of unconsolidated entities	8		13		17
Investments in unconsolidated entities	3,808		3,806		3,660
Total assets	1,703,471		1,601,847		1,588,783
Capital expenditures	191,162		157,305		120,537
Non Reportable Segment
Business Segment Information
Operating revenues	45,133	[3]	40,167	[3]	46,714	[3]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	32,952	[3]	31,019	[3]	36,573	[3]
Selling, general and administrative expense	8,609	[3]	6,307	[3]	7,126	[3]
Adjusted OIBDA	3,572	[1],[3]	2,841	[1],[3]	3,015	[1],[3]
Depreciation, amortization and accretion expense	3,021	[3]	1,888	[3]	2,542	[3]
(Gain) loss on asset disposals and exchanges, net	(197)	[3]	(76)	[3]	100	[3]
Operating income (loss)	748	[3]	1,029	[3]	373	[3]
Total assets	68,870	[3]	22,709	[3]	24,372	[3]
Capital expenditures	3,206	[3]	1,029	[3]	346	[3]
Other Reconciling Items
Business Segment Information
Operating revenues	(23,396)	[4]	(26,861)	[4]	(30,503)	[4]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,692)	[4]	(1,761)	[4]	(1,865)	[4]
Selling, general and administrative expense	(12,712)	[4]	(27,598)	[4]	(26,641)	[4]
Adjusted OIBDA	(8,992)	[1],[4]	2,498	[1],[4]	(1,997)	[1],[4]
Depreciation, amortization and accretion expense	8,668	[4]	8,752	[4]	9,454	[4]
(Gain) loss on asset disposals and exchanges, net	17	[4]	(9)	[4]	88	[4]
Operating income (loss)	(17,677)	[4]	(6,245)	[4]	(11,539)	[4]
Equity in earnings of unconsolidated entities	(1,036)	[4]	743	[4]	(6,085)	[4]
Gain on investment	12,730	[4]
Investments in unconsolidated entities	31,806	[4]	33,269	[4]	38,658	[4]
Total assets	100,688	[4]	196,012	[2],[4]	245,309	[2],[4]
Capital expenditures	$ 10,324	[4]	$ 13,564	[4]	$ 3,524	[4]

[1]	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals and exchanges (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and exchanges and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.
[2]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash and Total assets for the years ended December 31, 2010 and 2009. The amounts herein have been revised to reflect the proper amounts. See Note 2 ― Revision of Prior Period Amounts for additional information.
[3]	Represents Suttle-Straus and, as of September 23, 2011, Airadigm. See Note 8—Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.
[4]	Consists of corporate operations and inter-segment eliminations.